Financial instruments, Financial assets and liabilities in foreign currency risk (Details) - GBP (£)	Dec. 31, 2022	Dec. 31, 2021
Financial assets at amortized cost [Abstract]
Financial assets	£ 1,078,000	£ 951,000
Financial liabilities at amortized cost [Abstract]
Financial liabilities	40,979,000	37,226,000
Interest Bearing Loans and Borrowings [Member]
Financial liabilities at amortized cost [Abstract]
Financial liabilities	39,500,000	37,226,000
Foreign Currency Risk [Member]
Financial assets at amortized cost [Abstract]
Financial assets	257,717,000	138,563,000
Financial liabilities at amortized cost [Abstract]
Financial liabilities	96,657,000	68,989,000
Foreign Currency Risk [Member] | Cash and Cash Equivalents [Member]
Financial assets at amortized cost [Abstract]
Financial assets	229,981,000	134,935,000
Foreign Currency Risk [Member] | Trade and Other Receivables [Member]
Financial assets at amortized cost [Abstract]
Financial assets	27,736,000	3,628,000
Foreign Currency Risk [Member] | Trade Payables [Member]
Financial liabilities at amortized cost [Abstract]
Financial liabilities	7,099,000	15,589,000
Foreign Currency Risk [Member] | Accruals [Member]
Financial liabilities at amortized cost [Abstract]
Financial liabilities	50,058,000	16,174,000
Foreign Currency Risk [Member] | Interest Bearing Loans and Borrowings [Member]
Financial liabilities at amortized cost [Abstract]
Financial liabilities	39,500,000	37,226,000
5% Point Increase [Member]
Foreign currency risk [Abstract]
Net financial assets and liabilities, carrying value	6,735,000	2,598,000
5% Point Decrease [Member]
Foreign currency risk [Abstract]
Net financial assets and liabilities, carrying value	£ (6,735,000)	£ (2,598,000)